BIOLOGICAL ASSETS - Schedule of biological assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
BIOLOGICAL ASSETS [abstract]
Biological assets at beginning of period	$ 1,870,540	$ 0
Acquired biological assets	75,499	2,298,534
Fair value adjustment on biological assets	1,243,340	(278,920)
Increase in biological assets due to capitalized costs	7,615,455	1,751,906
Transferred to inventory upon harvest	(9,396,563)	(1,900,980)
Biological assets at end of period	$ 1,408,271	$ 1,870,540